Inventories (Tables)	9 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
Schedule of finished goods from manufactures
	September 30,	December 31,
	2021	2020
Integrated circuit	$2,873,711	$-
Servers	1,200,000	-
Total inventories	$4,073,711	$-